EQUITY INVESTMENTS - Narrative Equity Method Investments (Details) $ in Thousands, ¥ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Apr. 30, 2018 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 29, 2019 USD ($)	Oct. 01, 2021	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 MW	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value							$ 4,000	$ 4,000
Payments to acquire additional interest in subsidiaries							0	30,000			$ 0
Gain on disposal							2,975	0			$ 0
Equity method investments							$ 11,230	25,707
Proceeds from sale of unconsolidated investee									$ 3,200	¥ 21.9
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value														$ 9,200
Equity securities without readily determinable fair value, ownership percentage														15.00%
Additional amount invested			$ 7,000	$ 6,300	$ 9,000
Amount invested, less reinvested dividends					7,700
Reinvested dividends					$ 1,300	$ 700
Equity method investment, ownership percentage	20.00%	20.00%	20.00%		20.00%	20.00%	16.30%					16.30%
Gain on disposal							$ 3,000
Gain on disposition of stock in equity method investee, reclassified from other comprehensive income to profit and loss							30
Equity method investments							11,230	25,707
Huansheng Photovoltaic (Jiangsu) Co., Ltd. | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZS)
Schedule of Equity Method Investments [Line Items]
Payments to acquire additional interest in subsidiaries	$ 41,600	¥ 270.0
CCPV
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage																25.00%
Equity method investments																$ 16,400
Deca Technologies, Inc.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value							$ 4,000	$ 4,000
Equity securities without readily determinable fair value, ownership percentage							8.00%
Proceeds from dividends received							$ 2,500
Equity securities, gain							$ 1,300
Hohhot
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value													$ 2,700
Equity securities without readily determinable fair value, ownership percentage													4.60%
Gain on disposal									$ 500
Power capacity (in mw) | MW															300